OTHER NON-CURRENT ASSETS (Details 1) - Other non-current assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Allowances, beginning	$ (2.1)	$ (3.8)
Creation	(2.7)	(0.3)
Utilization	1.7	2.0
Allowances, ending	$ (3.1)	$ (2.1)